UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22707

 NAME OF REGISTRANT:                     Cohen & Steers Limited Duration
                                         Preferred and Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dana A. DeVivo
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Cohen & Steers Limited Duration Preferred and Income Fund, Inc
--------------------------------------------------------------------------------------------------------------------------
 BANCO COMERCIAL PORTUGUES, SA                                                               Agenda Number:  711577669
--------------------------------------------------------------------------------------------------------------------------
        Security:  X03188BE2
    Meeting Type:  BOND
    Meeting Date:  21-Oct-2019
          Ticker:
            ISIN:  PTBCPFOM0043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT VOTING IN PORTUGUESE                     Non-Voting
       MEETINGS REQUIRES THE DISCLOSURE OF
       BENEFICIAL OWNER INFORMATION, THROUGH
       DECLARATIONS OF PARTICIPATION AND VOTING.
       BROADRIDGE WILL DISCLOSE THE BENEFICIAL
       OWNER INFORMATION FOR YOUR VOTED ACCOUNTS.
       ADDITIONALLY, PORTUGUESE LAW DOES NOT
       PERMIT BENEFICIAL OWNERS TO VOTE
       INCONSISTENTLY ACROSS THEIR HOLDINGS.
       OPPOSING VOTES MAY BE REJECTED SUMMARILY BY
       THE COMPANY HOLDING THIS BALLOT. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       FOR FURTHER DETAILS.

1      TO COMMENT ON THE POSSIBLE LOSSES TO THE                  Mgmt          For                            For
       BONDHOLDERS RESULTING FROM THE MERGER BY
       INCORPORATION, THOUGH THE GLOBAL TRANSFER
       OF THE ASSETS, OF BANCO DE INVESTIMENTO
       IMOBILIARIO, S.A. INTO BANCO COMERCIAL
       PORTUGUES, S.A. UNDER THE TERMS AND FOR THE
       PURPOSES OF ARTICLE 101-C OF THE COMPANIES
       CODE

CMMT   20 SEP 2019: PLEASE NOTE THAT THERE IS A                  Non-Voting
       MINIMUM TO VOTE: 200000 AND MULTIPLE:
       200000.

CMMT   20 SEP 2019: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO ADDITION OF COMMENT. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT VOTE AGAIN UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SUNTRUST PREFERRED CAPITAL I                                                                Agenda Number:  935058253
--------------------------------------------------------------------------------------------------------------------------
        Security:  86800XAA6
    Meeting Type:  Special
    Meeting Date:  30-Jul-2019
          Ticker:
            ISIN:  US86800XAA63
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Amended Agreement and Plan                 Mgmt          For                            For
       of Merger, dated as of February 7, 2019, as
       amended as of June 14, 2019 (as further
       amended from time to time, the "Merger
       Agreement"), by and between BB&T
       Corporation, a North Carolina corporation,
       and SunTrust Banks, Inc., a Georgia
       corporation ("SunTrust") (the "SunTrust
       merger proposal").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the executive officer compensation
       that will or may be paid to SunTrust's
       named executive officers in connection with
       the transactions contemplated by the Merger
       Agreement.

3.     To adjourn the SunTrust special meeting, if               Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies if, immediately prior to
       such adjournment, there are not sufficient
       votes to approve the SunTrust merger
       proposal or to ensure that any supplement
       or amendment to the accompanying joint
       proxy statement/prospectus is timely
       provided to holders of SunTrust common
       stock and holders of SunTrust preferred
       stock.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Cohen & Steers Limited Duration Preferred & Income Fund, Inc.
By (Signature)       /s/ Dana A. DeVivo
Name                 Dana A. DeVivo
Title                Secretary and Chief Legal Officer
Date                 08/19/2020